SCHEDULE OF VALUE-ADDED TAX RATE FOR GENERAL VAT PAYERS (Details)	6 Months Ended
Jun. 30, 2025
Commission Revenue [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%
Value Added Service [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%
Service, Other [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%
Minimum [Member] | Vehicle Sales [Member]
Property, Plant and Equipment [Line Items]
VAT rate	0.50%
Maximum [Member] | Vehicle Sales [Member]
Property, Plant and Equipment [Line Items]
VAT rate	6.00%